Fair Value - Schedule of Fair Value Measurement Hierarchy for Assets (Detail) - JPY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value through profit or loss	¥ 65,032
Total	7,942,753	¥ 4,698,255
AFS financial assets		17,898
Assets measured at fair value [member]
Disclosure of fair value measurement of assets [line items]
Total	80,390	17,898
Investment securities [member] | Assets measured at fair value [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value through other comprehensive income	15,358
AFS financial assets		17,898
Other non-current financial assets [member] | Assets measured at fair value [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value through profit or loss	65,032
Level 1 of fair value hierarchy [member] | Assets measured at fair value [member]
Disclosure of fair value measurement of assets [line items]
Total	15,358	17,898
Level 1 of fair value hierarchy [member] | Investment securities [member] | Assets measured at fair value [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value through other comprehensive income	15,358
AFS financial assets		¥ 17,898
Level 3 of fair value hierarchy [member] | Assets measured at fair value [member]
Disclosure of fair value measurement of assets [line items]
Total	65,032
Level 3 of fair value hierarchy [member] | Other non-current financial assets [member] | Assets measured at fair value [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value through profit or loss	¥ 65,032